Annual Operating Expenses - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023
Fidelity Advisor Stock Selector All Cap Fund - Class A
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%	[2]
Total annual operating expenses	0.89%
Fidelity Advisor Stock Selector All Cap Fund - Class C
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual operating expenses	1.67%
Fidelity Advisor Stock Selector All Cap Fund - Class M
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.17%	[2]
Total annual operating expenses	1.13%
Fidelity Advisor Stock Selector All Cap Fund - Class I
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%	[2]
Total annual operating expenses	0.63%
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.51%

[1]	AThe management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.